Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Summary of Provisions

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Employee benefits	$387	$416
Warranties	238	281
Onerous contracts	194	266
Others	3	14
	$822	$977

Current	$337	$442
Noncurrent	485	535
	$822	$977

Movements in Provisions

	Employee Benefits	Warranties	Onerous Contracts	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Balance on January 1, 2022	$63	$213	$147	$4	$427
Additional / (reversal of) provisions recognized	2	108	(52)	—	58
Used / forfeited during the year	—	(86)	—	—	(86)
Effect of foreign exchange differences	—	—	—	—	—
Balance on December 31, 2022	$65	$235	$95	$4	$399

Balance on January 1, 2023	$65	$235	$95	$4	$399
Additional / (reversal of) provisions recognized	323	69	49	(1)	440
Used / forfeited during the year	(1)	(66)	—	—	(67)
Reclassification	—	—	50	—	50
Effect of foreign exchange differences	—	—	—	—	—
Balance on December 31, 2023	$387	$238	$194	$3	$822

Balance on January 1, 2024	$387	$238	$194	$3	$822
Additional / (reversal of) provisions recognized	34	114	72	11	231
Used / forfeited during the year	(5)	(71)	—	—	(76)
Effect of foreign exchange differences	—	—	—	—	—
Balance on December 31, 2024	$416	$281	$266	$14	$977

a.
The provision for warranty claims represents the present value of the management’s best estimate of the future outflow of economic benefits that will be required under the Company’s obligation for warranties in sales agreements. The estimate has been made based on historical warranty experience.
b.
The provision for employee benefits represents vested long-term service compensation accrued.
c.
The provision for onerous contracts represents the present obligation resulting from the measurement for the unavoidable costs of meeting the Company’s contractual obligations exceed the economic benefits expected to be received from the contracts.